Debt - Credit Agreement Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 17, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Debt	$ 9,364,451,000	$ 10,328,276,000		$ 8,797,424,000
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding	$ 3,039,000	3,056,000
Period of earnings before interest, taxes, depreciation, amortization and rent expense (EBITDAR) for calculation of remaining borrowing capacity	12 months
Remaining amount available for borrowing under credit facility	$ 1,746,961,000	1,596,944,000
Revolving Credit Facility | New Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity	1,750,000,000	2,250,000,000	$ 1,750,000,000
Optional additional commitments	1,260,000,000
Debt	$ 0	$ 650,000,000		$ 0
Average interest rate	1.90%	2.20%		1.90%
Term Loan Facility | New Credit Agreement
Debt Instrument [Line Items]
Amount of quarterly installments based on the original principal	$ 3,125,000
Term Loan Facility | Term Loan A
Debt Instrument [Line Items]
Debt	$ 203,125,000	$ 250,000,000		$ 215,625,000
Average interest rate	1.90%	2.10%		1.90%
Principal Amount	$ 250,000,000	$ 250,000,000
Term Loan Facility | Term Loan B
Debt Instrument [Line Items]
Debt	$ 672,847,000	$ 671,153,000		$ 679,621,000
Minimum | New Credit Agreement
Debt Instrument [Line Items]
Commitment fee percentage	0.25%
Maximum | New Credit Agreement
Debt Instrument [Line Items]
Commitment fee percentage	0.40%
Term Loan Facility | Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 700,000,000
Debt	$ 673,750,000
Par	99.75%
Quarterly payment amount	$ 1,750,000
Stated interest rate (as a percent)	3.10%			1.90%
Term Loan Facility | Loans Payable | Term Loan B | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.75%